Risks and concentration - Credit risk (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
Risks and Concentration
Cash and cash equivalents	$ 18,186			$ 24,611
Time deposits	4,872			6,499
Cash and cash equivalents | Geographic concentration risk | Hong Kong
Risks and Concentration
Cash and cash equivalents	5,136			3,824
Cash, insured amount		$ 500
Cash and cash equivalents | Geographic concentration risk | People's Bank of China
Risks and Concentration
Cash and cash equivalents	2,814			1,098
Cash, insured amount | ¥			¥ 500
Time deposits | Geographic concentration risk | People's Bank of China
Risks and Concentration
Time deposits	$ 0			$ 17,614